Fair values of financial instruments carried at fair value - Transfers between Level 1 and Level 2 fair values (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Derivatives
Liabilities
Transfers from Level 1 to Level 2	$ 0	$ 0
Transfers from Level 2 to Level 1	0	0
Trading liabilities
Liabilities
Transfers from Level 1 to Level 2	54	113
Transfers from Level 2 to Level 1	309	233
Designated at fair value
Liabilities
Transfers from Level 1 to Level 2	0	0
Transfers from Level 2 to Level 1	0	0
Financial investments
Assets
Transfers from Level 1 to Level 2	13,200	4,721
Transfers from Level 2 to Level 1	9,975	8,208
Trading assets
Assets
Transfers from Level 1 to Level 2	8,066	5,284
Transfers from Level 2 to Level 1	5,758	5,964
Designated and otherwise mandatorily measured at fair value
Assets
Transfers from Level 1 to Level 2	1,709	2,565
Transfers from Level 2 to Level 1	2,477	3,340
Derivatives
Assets
Transfers from Level 1 to Level 2	0	0
Transfers from Level 2 to Level 1	$ 0	$ 0